Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Leases
Leases

(8) Leases

The Corporation’s leases are disclosed in the audited consolidated financial statements as of, and for the years ended, December 31, 2020 and 2019, included in the proxy statement/prospectus filed with the SEC on September 24, 2021.

The Corporation’s weighted-average remaining lease term and weighted-average discount rate for operating and finance leases as of September 30, 2021 were as follows:

	Operating	Finance
Weighted-average remaining lease term	2.66 years	16.98 years
Weighted-average discount rate	4.74%	7.70%

The table below reconciles the undiscounted future minimum lease payments under non-cancelable leases with terms of more than one year to the total lease liabilities recognized on the condensed consolidated balance sheet as of September 30, 2021:

	Operating	Finance
2021 (remaining three months)	$285,481	$128,861
2022	1,138,368	449,159
2023	1,067,594	406,339
2024	467,968	401,496
2025	-	401,496
Thereafter	-	5,185,990
Undiscounted future minimum lease payments	2,959,411	6,973,341
Less: Amount representing interest
Payments	(170,673)	(2,989,666)
Total lease liabilities	2,788,738	3,983,675
Less current portion	(1,035,211)	(180,243)
Noncurrent lease liabilities	$1,753,527	$3,803,432

Operating lease expense was approximately $789,000 and $491,000, respectively, for the nine months ended September 30, 2021 and 2020. Operating lease costs are included within research and development expenses on the condensed consolidated statements of operations.

Finance lease costs for the nine months ended September 30, 2021 and 2020 included approximately $124,000, for each period, in right-of-use asset amortization and approximately $228,000 and $232,000, respectively, of interest expense. Finance lease costs are included within research and development expenses on the condensed consolidated statements of operations.

Cash payments under operating and finance leases were approximately $836,000 and $372,000, respectively, for the nine months ended September 30, 2021. Cash payments under operating and finance leases were approximately $338,000 and $362,000, respectively, for the nine months ended September 30, 2020.

(7) Leases

The Corporation has an operating lease for lab space from Sanford Health (a related party), under a lease that started in June 2014 and ran through June 2019, at which time the lease was amended to run through August 2024. This lease can be terminated with 30 days advance written notice. The lease is for $58,496 per month. The operating lease does not include an option to extend beyond the life of the current term. The lease does not provide an implicit rate, and, therefore, the Corporation used an IBR of 4.77% as the discount rate when measuring the operating lease liability. The Corporation estimated the incremental borrowing rate based upon comparing interest rates available in the market for similar borrowings and the credit quality of the Corporation.

The Corporation entered into a lease for office, laboratory, and warehouse space in November 2020. This lease has a 3-year term, with options to extend for 3 additional periods of 3 years each. The options were not included in the right of use calculation as it is unclear as to whether or not the location will meet the Corporation’s requirements beyond the next three years. The lease cost is $28,716 per month. The Corporation used an IBR of 4.69% as the discount rate when measuring the operating lease liability. The Corporation estimated the incremental borrowing rate based upon comparing interest rates available in the market for similar borrowings and the credit quality of the Corporation.

SAb Biotherapeutics, Inc. and subsidiaries

Notes to consolidated financial statements

The Corporation entered into a lease for barn space for the housing of goats in April 2020. This lease has a 2-year term, with automatic renewals for a one-year period after the initial term expires until either party terminates. The options were not included in the right of use calculation, as the goat project is mostly funded by government grants, and those grants do not currently extend beyond the initial lease term. The lease cost is $665 per month for the first year, then $678 per month for the second year. The Corporation used an IBR of 4.08% as the discount rate when measuring the operating lease liability. The Corporation estimated the incremental borrowing rate based upon comparing interest rates available in the market for similar borrowings and the credit quality of the Corporation.

The Corporation has the following finance leases:

●	In December 2018, the Corporation entered into a finance lease with Dakota Ag Properties for a new animal facility which includes the surrounding land. The facility and the land have been accounted for as separate lease components. The lease is based upon payback of $4,000,000 in construction costs, with a 20-year term at an interest rate of 8%. The monthly payment for this lease is $33,458. The Corporation has the option to purchase the asset at any time during the term of the lease for the balance of the unamortized lease payments.
●	In December 2018, the Corporation entered into an equipment lease for a 12,000-gallon propane tank that is located on the Corporation’s animal facility. The lease is for five years with an annual payment of $8,199. The Corporation has the option to purchase the asset at any time during the term of the lease for the balance of the unamortized lease payments.
●	In July 2018, the Corporation entered into a lease agreement with a bank, for a ruby cell analyzer. The lease agreement is for a five-year term. The monthly payment for this lease is $807. The Corporation has the option to purchase the asset at the end of the lease for $1.
●	In March 2019, the Corporation entered into two lease agreements for laboratory equipment. The leases are each for a 3-year term and a combined monthly payment of $5,956. Both leases have a $1 purchase option at the end of the lease term.

The lease agreements do not require material variable lease payments, residual value guarantees or restrictive covenants.

The amortizable lives of the operating lease assets are limited by their expected lease terms. The amortizable lives of the finance lease assets are limited by their expected lives, as the Corporation intends to exercise the purchase options at the end of the leases. The following is the estimated useful lives of the finance lease assets:

Animal Facility	40 years
Equipment	3 – 7 years
Land	Indefinite

The Corporation’s weighted-average remaining lease term and weighted-average discount rate for operating and finance leases as of December 31, 2020 are:

	Operating	Finance
Weighted-average remaining lease term	3.43 years	17.61 years
Weighted-average discount rate	4.75%	7.96%

The table below reconciles the undiscounted future minimum lease payments under non-cancelable leases with terms of more than one year to the total lease liabilities recognized on the consolidated balance sheet as of December 31, 2020:

	Operating	Finance
2021	$1,053,891	$490,848
2022	1,048,573	444,928
2023	989,107	406,339
2024	467,968	401,496
2025	-	401,496
Thereafter	-	5,185,990
Undiscounted future minimum lease payments	3,559,539	7,331,097
Less: Amount representing interest
payments	(262,497)	(3,212,826)
Total lease liabilities	3,297,042	4,118,271
Less current portion	(924,265)	(194,717)
Noncurrent lease liabilities	$2,372,777	$3,923,554

SAb Biotherapeutics, Inc. and subsidiaries

Notes to consolidated financial statements

Operating lease expense was approximately $710,000 and $373,000, respectively, for the years ended December 31, 2020 and 2019. Operating lease costs are included within research and development expenses on the consolidated statements of operations.

Finance lease costs for the years ended December 31, 2020 and 2019 included approximately $163,000 and $140,000, respectively, in right-of-use asset amortization and approximately $445,000 and $316,000, respectively, of interest expense. Finance lease costs are included within research and development expenses on the consolidated statements of operations.

Cash payments under operating and finance leases were approximately $564,000 and $491,000, respectively, for the year ended December 31, 2020. Cash payments under operating and finance leases were approximately $327,000 and $491,000, respectively, for the year ended December 31, 2019.